Acquisitions and Divestitures - Provisional Estimates of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands					3 Months Ended		12 Months Ended
	Jun. 11, 2021	Jun. 10, 2021	Jan. 15, 2021	Jan. 08, 2021	Dec. 31, 2020	Sep. 30, 2019	Dec. 31, 2021	Sep. 30, 2022	Dec. 26, 2020	Dec. 31, 2019	Dec. 26, 2019	Dec. 31, 2018
Assets acquired
Goodwill					$ 705		$ 16,161	$ 68,711		$ 31,654		$ 705
Continuing membership agreements
Purchase Price
Fair value of common stock						$ 600
Solectrac
Purchase Price
Cash paid at closing, including working capital estimates	$ 18,025
Fair value of previously held interest	5,287
Fair value of contingent consideration	1,640
Total purchase consideration	24,952
Assets acquired
Current assets	2,700
Property, plant and equipment	30
Other assets	45
Goodwill	17,714
Total assets acquired	27,049
Liabilities assumed:
Current liabilities	(509)
Deferred tax liability	(1,588)
Total liabilities assumed	(2,097)
Net assets acquired	$ 24,952
Weighted average useful life	7 years 4 months 24 days
Solectrac | Trade name
Assets acquired
Intangible assets	$ 4,210
Liabilities assumed:
Weighted average useful life	6 years
Solectrac | Technology
Assets acquired
Intangible assets	$ 2,350
Liabilities assumed:
Weighted average useful life	10 years
US Hybrid
Purchase Price
Cash paid at closing, including working capital estimates		$ 30,139
Fair value of common stock		20,877
Total purchase consideration		51,016
Assets acquired
Current assets		3,793
Property, plant and equipment		5
Other assets		52
Goodwill		42,218
Total assets acquired		53,438
Liabilities assumed:
Current liabilities		(1,602)
Deferred tax liability		(820)
Total liabilities assumed		(2,422)
Net assets acquired		$ 51,016
Weighted average useful life		11 years
US Hybrid | Trade name
Assets acquired
Intangible assets		$ 1,740
Liabilities assumed:
Weighted average useful life		7 years
US Hybrid | Technology
Assets acquired
Intangible assets		$ 5,110
Liabilities assumed:
Weighted average useful life		13 years
US Hybrid | Non-compete
Assets acquired
Intangible assets		$ 520
Liabilities assumed:
Weighted average useful life		5 years
Timios
Purchase Price
Cash paid at closing, including working capital estimates				$ 46,576
Total purchase consideration				46,576
Assets acquired
Current assets				7,292
Property, plant and equipment				429
Other assets				48
Indefinite lived title plant				500
Goodwill				21,824
Total assets acquired				56,119
Liabilities assumed:
Current liabilities				(4,306)
Deferred tax liability				(5,237)
Total liabilities assumed				(9,543)
Net assets acquired				$ 46,576
Weighted average useful life				10 years
Timios | Trade name
Assets acquired
Intangible assets				$ 8,426
Liabilities assumed:
Weighted average useful life				15 years
Timios | Lender relationships
Assets acquired
Intangible assets				$ 16,600
Liabilities assumed:
Weighted average useful life				7 years
Timios | License content
Assets acquired
Intangible assets				$ 1,000
Liabilities assumed:
Weighted average useful life				15 years
WAVE
Purchase Price
Cash paid at closing, including working capital estimates			$ 15,000
Fair value of common stock			28,616
Fair value of contingent consideration			11,418
Total purchase consideration			55,034
Assets acquired
Current assets			2,820
Goodwill			35,689
Total assets acquired			64,139
Liabilities assumed:
Current liabilities			(4,578)
Deferred tax liability			(4,527)
Total liabilities assumed			(9,105)
Net assets acquired			$ 55,034
Weighted average useful life			14 years 6 months
WAVE | Trade name
Assets acquired
Intangible assets			$ 12,630
Liabilities assumed:
Weighted average useful life			15 years
WAVE | Patent
Assets acquired
Intangible assets			$ 13,000
Liabilities assumed:
Weighted average useful life			14 years
Tree Technologies Sdn. Bhd.
Purchase Price
Fair value of common stock					$ 11,300		11,300
Assets acquired
Land use rights											$ 27,140
Accounts payable											(743)
Noncontrolling interest											(15,452)
Goodwill											468
Marketing and distribution agreement											12,590
Liabilities assumed:
Fair value of assets acquired and liabilities assumed									$ 12,800		$ 24,003
DBOT
Purchase Price
Cash							247
Other financial assets							1,686
Financial liabilities							(4,411)
Assets acquired
Noncontrolling interest							(105)
Goodwill							9,324
Total assets acquired							15,055
DBOT | Continuing membership agreements
Assets acquired
Intangible assets							8,255
DBOT | Customer List
Assets acquired
Intangible assets							$ 59